Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment
Balance, beginning of year		R$ 16,211,228	R$ 17,020,259
Balance, end of year		17,020,259	16,211,228
Property, plant and equipment pledged as collateral		R$ 11,505,386	11,571,632
Average monthly rate of interest capitalization		0.54%
Facepa
Property, Plant and Equipment
Acquisition	R$ 49,814
Cost
Property, Plant and Equipment
Balance, beginning of year		R$ 23,782,726	23,087,775
Transfers between other assets		(1,260)	(15,806)
Additions		1,493,345	851,594
Write-offs		(111,640)	(149,123)
Interest capitalization		1,772
Balance, end of year		25,402,515	23,782,726
Cost | Facepa
Property, Plant and Equipment
Acquisition		127,245
Cost | PCH Mucuri
Property, Plant and Equipment
Acquisition		110,326
Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year		(7,571,498)	(6,852,495)
Write-offs		62,164	80,853
Depreciation		(87,292)	(799,856)
Balance, end of year		R$ (8,382,254)	(7,571,498)
Buildings
Property, Plant and Equipment
Annual average depreciation rate		3.51%
Property, Plant and Equipment
Balance, beginning of year		R$ 1,985,852	2,154,918
Balance, end of year			1,985,852
Buildings | Cost
Property, Plant and Equipment
Balance, beginning of year		2,815,673	2,683,827
Transfers		127,015	141,161
Transfers between other assets		4,500	(4,500)
Additions		2,319	4,648
Write-offs		(8,654)	(9,463)
Balance, end of year		3,061,534	2,815,673
Buildings | Cost | Facepa
Property, Plant and Equipment
Acquisition		18,505
Buildings | Cost | PCH Mucuri
Property, Plant and Equipment
Acquisition		102,176
Buildings | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year		(829,821)	(762,686)
Transfers		7	8
Write-offs		1,462	3,172
Depreciation		(78,264)	(70,315)
Balance, end of year		R$ (906,616)	(829,821)
Machinery and equipment
Property, Plant and Equipment
Annual average depreciation rate		5.42%
Property, Plant and Equipment
Balance, beginning of year		R$ 9,300,372	9,168,829
Balance, end of year			9,300,372
Machinery and equipment | Cost
Property, Plant and Equipment
Balance, beginning of year		15,846,331	15,345,570
Transfers		439,553	485,182
Transfers between other assets		1,867	4,434
Additions		143,058	106,422
Write-offs		(67,280)	(95,277)
Balance, end of year		16,413,525	15,846,331
Machinery and equipment | Cost | Facepa
Property, Plant and Equipment
Acquisition		46,165
Machinery and equipment | Cost | PCH Mucuri
Property, Plant and Equipment
Acquisition		3,831
Machinery and equipment | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year		(6,545,959)	(5,908,943)
Transfers		1,391	270
Write-offs		60,506	64,536
Depreciation		(760,634)	(701,822)
Balance, end of year		R$ (7,244,696)	(6,545,959)
Other assets
Property, Plant and Equipment
Annual average depreciation rate		17.81%
Property, Plant and Equipment
Balance, beginning of year		R$ 92,677	102,506
Balance, end of year			92,677
Other assets | Cost
Property, Plant and Equipment
Balance, beginning of year		288,395	299,131
Transfers		12,881	3,297
Transfers between other assets		1,318	(7,035)
Additions		25,913	6,527
Write-offs		(1,183)	(13,525)
Balance, end of year		329,270	288,395
Other assets | Cost | Facepa
Property, Plant and Equipment
Acquisition		1,920
Other assets | Cost | PCH Mucuri
Property, Plant and Equipment
Acquisition		26
Other assets | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year		(195,718)	(180,866)
Transfers		(1,398)	(278)
Write-offs		196	13,145
Depreciation		(29,844)	(27,719)
Balance, end of year		(226,764)	(195,718)
Land and farms
Property, Plant and Equipment
Balance, beginning of year		4,348,592	5,077,336
Balance, end of year			4,348,592
Land and farms | Cost
Property, Plant and Equipment
Balance, beginning of year		4,348,592	4,368,577
Transfers		750,824	392
Additions		705	2,257
Write-offs		(34,523)	(26,161)
Balance, end of year		5,077,336	4,348,592
Land and farms | Cost | Facepa
Property, Plant and Equipment
Acquisition		7,446
Land and farms | Cost | PCH Mucuri
Property, Plant and Equipment
Acquisition		4,291
Added Value
Property, Plant and Equipment
Balance, beginning of year			45,636
Added Value | Cost
Property, Plant and Equipment
Balance, end of year		49,814
Added Value | Cost | Facepa
Property, Plant and Equipment
Acquisition		49,814
Added Value | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Depreciation		(4,178)
Balance, end of year		(4,178)
Work in progress
Property, Plant and Equipment
Balance, beginning of year		483,735	471,036
Balance, end of year			483,735
Work in progress | Cost
Property, Plant and Equipment
Balance, beginning of year		483,735	390,671
Transfers		(1,330,273)	(633,560)
Transfers between other assets		(8,945)	(8,705)
Additions		1,321,350	73,174
Write-offs			(4,697)
Interest capitalization		1,772
Balance, end of year		471,036	483,735
Work in progress | Cost | Facepa
Property, Plant and Equipment
Acquisition		3,395
Work in progress | Cost | PCH Mucuri
Property, Plant and Equipment
Acquisition		2
Adjacent business
Property, Plant and Equipment
Work in Progress		69,140	134,299
Structural competitiveness
Property, Plant and Equipment
Work in Progress		247,550	264,606
Other investments
Property, Plant and Equipment
Work in Progress		R$ 154,346	R$ 84,830